Fair Value Measurements	12 Months Ended
Dec. 31, 2024
Fair Value Disclosures [Abstract]
Fair Value Measurements

Note 17. Fair Value Measurements

The Public Warrants were classified as Level 1 financial instruments. The fair value of Public Warrants was measured based on the listed market price of such warrants.

The change in the fair value of the derivative warrant liabilities is summarized as follows (in thousands):

Public Warrants
Derivative warrant liabilities at December 31, 2022	$6,922
Change in fair value	534
Exercise of warrants	(7,438)
Foreign currency translation adjustments	(18)
Derivative warrant liabilities at December 31, 2023	$—
Derivative warrant liabilities at December 31, 2024	$—

Contingent consideration are classified as Level 3 financial instruments. The fair value of contingent consideration is determined based on significant unobservable inputs including discount rate, estimated revenue of the acquired business, and estimated probabilities of achieving specified technology development and operational milestones. Significant judgment is employed in determining the appropriateness of the inputs described above. Changes to the inputs could have a material impact on the company’s financial position and results of operations in any given period.

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2024 (in thousands):

Description	Level 1	Level 2	Level 3	Total
Liabilities:
Contingent consideration	$—	$—	$413	$413
Total liabilities	$—	$—	$413	$413

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2023 (in thousands):

Description	Level 1	Level 2	Level 3	Total
Liabilities:
Contingent consideration	$—	$—	$4,854	$4,854
Total liabilities	$—	$—	$4,854	$4,854

The change in the fair value of the contingent consideration is summarized as follows (in thousands):

	2024	2023
Beginning balance – January 1	$4,854	$10,729
Issuance of shares (1)	—	(8,440)
Contingent consideration payments	(191)	(404)
(Gain) loss on fair value remeasurement of contingent consideration (2)	(1,024)	2,919
Reclassification (3)	(2,917)	—
Foreign currency translation adjustments	(309)	50
Ending balance – December 31	$413	$4,854

(1)
On February 21, 2023, the Company issued 1,677,920 additional ordinary shares to the sellers of Second Spectrum that received equity consideration, pursuant to the terms and conditions of the business combination agreement.
(2)
Gain (loss) on fair value remeasurement of contingent consideration mainly relates to the Spirable acquisition for the year ended December 31, 2024, and the Second Spectrum acquisition for the year ended December 31, 2023.
(3)
During the fourth quarter of fiscal year 2024, the obligation in relation to the Spirable acquisition ceased to be contingent on any service period or performance targets, and was reclassified to deferred consideration.

As of December 31, 2024, the Company had no transfers between levels of the fair value hierarchy of its assets or liabilities measured at fair value.